Intangible assets - Additional Information (Detail) - EUR (€)		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Development projects expenses		€ 0	€ 56,000	€ 79,000
Market premium rate		7.00%	7.50%	8.00%
Development costs expense		€ 21,572,000	€ 18,019,000	€ 17,830,000
Development costs capitalized		0	967,000	2,845,000
Total development cost		21,572,000	18,986,000	20,675,000
Impairment loss		4,480,000	1,531,000	0
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets		0
Capitalised development expenditure [member] | Condor Meo [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets			1,531,000
Impairment loss			1,531,000
Recognized recoverable amount			0
Carrying amount of recognized recoverable amount		€ 0	€ 0	€ 508,000
Capitalised development expenditure [member] | Space Base Technology [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets		12 years 2 months 12 days	13 years 2 months 12 days	14 years 2 months 12 days
Capitalised development expenditure [member] | Air Technology [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		€ 3,308,000
Recognized recoverable amount		0
Carrying amount of recognized recoverable amount		€ 0	€ 3,680,000	€ 3,965,000
Space Technology [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	15 years
Expected marketability period for the products	12 years